Net Income (Loss) per Share - Summary of Reconciliation of Numerators and Denominators of Basic and Diluted Net Income (Loss) Per Share (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Basic net income per share:
Net (loss) income	$ 42,046	$ 16,159	$ 19,500	$ (27,445)	$ 4,861
Weighted average shares outstanding	130,538	116,791	119,427	96,954	64,350
Basic net income (loss) per share	$ 0.32	$ 0.14	$ 0.16	$ (0.28)	$ 0.08
Diluted net income per share:
Net (loss) income	$ 42,046	$ 16,159	$ 19,500	$ (27,445)	$ 4,861
Weighted average shares outstanding	130,538	116,791	119,427	96,954	64,350
Effect of dilutive options:
Assumed exercise of options to purchase shares	3,991	1,650	2,354
Weighted average shares and equivalent shares outstanding	134,529	118,441	121,781	96,954	64,350
Diluted net income (loss) per share	$ 0.31	$ 0.14	$ 0.16	$ (0.28)	$ 0.08